[redacted]

13000114

Received SEC

JAN 28 2013

Washington, DC 20549

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS

001-33434

By Electronic Mail

January 28, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 28, 2013 The Nasdaq Stock Market (the "Exchange") received from Credit Suisse AG (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Exchange Traded Notes (ETNs) due February 2, 2033 Linked to the
Performance of the Credit Suisse NASDAQ Gold FLOWS™ 103 Index

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery